Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses
NOTE 6	Loans and Allowance for Credit Losses

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2011	2010
Commercial
Commercial	$50,734	$42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial real estate
Commercial mortgages	29,664	27,254
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Residential mortgages
Residential mortgages	28,669	24,315
Home equity loans, first liens	8,413	6,417
Total residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail
Retail leasing	5,118	4,569
Home equity and second mortgages	18,131	18,940
Revolving credit	3,344	3,472
Installment	5,348	5,459
Automobile	11,508	10,897
Student	4,658	5,054
Total other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	$209,835	$197,061

The Company had loans of $67.0 billion at December 31, 2011, and $62.8 billion at December 31, 2010, pledged at the Federal Home Loan Bank (“FHLB”), and loans of $47.2 billion at December 31, 2011, and $44.6 billion at December 31, 2010, pledged at the Federal Reserve Bank.

The Company primarily lends to borrowers in the states in which it has Consumer and Small Business Banking offices. Collateral for commercial loans may include marketable securities, accounts receivable, inventory and equipment. For details of the Company’s commercial portfolio by industry group and geography as of December 31, 2011 and 2010, see Table 7 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

For detail of the Company’s commercial real estate portfolio by property type and geography as of December 31, 2011 and 2010, see Table 8 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements. Such loans are collateralized by the related property.

Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs. Net unearned interest and deferred fees and costs amounted to $1.1 billion at December 31, 2011, and $1.3 billion at December 31, 2010. All purchased loans and related indemnification assets are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered “purchased impaired loans”. All other purchased loans are considered “purchased nonimpaired loans”.

On the acquisition date, the estimate of the contractually required payments receivable for all purchased impaired loans acquired in the FCB transaction were $502 million, the cash flows expected to be collected were $338 million including interest, and the estimated fair values of the loans were $238 million. These amounts were determined based upon the estimated remaining life of the underlying loans, which includes the effects of estimated prepayments. For the purchased nonimpaired loans acquired in the FCB transaction, the estimate as of the acquisition date of the contractually required payments receivable were $1.2 billion, the contractual cash flows not expected to be collected were $184 million, and the estimated fair value of the loans was $828 million.

Changes in the accretable balance for all purchased impaired loans, including those acquired in the FCB transaction, for the years ended December 31, were as follows:

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$2,890	$2,845	$2,719
Purchases	100	–	356
Accretion	(451)	(421)	(358)
Disposals	(67)	(27)	(56)
Reclassifications (to)/from nonaccretable difference (a)	184	536	384
Other	(37)	(43)	(200)
Balance at end of period	$2,619	$2,890	$2,845

(a)	Primarily relates to changes in expected credit performance and changes in variable rates.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC.

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance balance at December 31, 2011 related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Allowance balance at December 31, 2010 related to
Loans individually evaluated for impairment (a)	$38	$55	$–	$–	$–	$93	$–	$93
TDRs collectively evaluated for impairment	–	–	320	223	30	573	–	573
Other loans collectively evaluated for impairment	1,066	1,235	500	1,172	777	4,750	28	4,778
Loans acquired with deteriorated credit quality	–	1	–	–	–	1	86	87
Total allowance for credit losses	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835
December 31, 2010
Loans individually evaluated for impairment (a)	$295	$801	$–	$–	$–	$1,096	$–	$1,096
TDRs collectively evaluated for impairment	–	–	1,957	452	114	2,523	–	2,523
Other loans collectively evaluated for impairment	48,103	33,834	28,775	16,351	48,277	175,340	11,899	187,239
Loans acquired with deteriorated credit quality	–	60	–	–	–	60	6,143	6,203
Total loans	$48,398	$34,695	$30,732	$16,803	$48,391	$179,019	$18,042	$197,061
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of its allowance for credit losses.

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835
December 31, 2010
Commercial	$47,412	$325	$64	$597	$48,398
Commercial real estate	32,986	415	1	1,293	34,695
Residential mortgages (a)	29,140	456	500	636	30,732
Credit card	15,993	269	313	228	16,803
Other retail	47,706	404	216	65	48,391
Total loans, excluding covered loans	173,237	1,869	1,094	2,819	179,019
Covered loans	14,951	757	1,090	1,244	18,042
Total loans	$188,188	$2,626	$2,184	$4,063	$197,061

(a)	At December 31, 2011, $545 million of loans 30 – 89 days past due and $2.6 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $439 million and $2.6 billion at December 31, 2010, respectively.

Total nonperforming assets include nonaccrual loans, restructured loans not performing in accordance with modified terms, other real estate and other nonperforming assets owned by the Company. For details of the Company’s nonperforming assets as of December 31, 2011 and 2010, see Table 16 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565
December 31, 2010
Commercial	$44,595	$1,545	$2,258	$3,803	$48,398
Commercial real estate	28,155	1,540	5,000	6,540	34,695
Residential mortgages (b)	29,355	29	1,348	1,377	30,732
Credit card	16,262	–	541	541	16,803
Other retail	47,906	70	415	485	48,391
Total loans, excluding covered loans	166,273	3,184	9,562	12,746	179,019
Covered loans	17,073	283	686	969	18,042
Total loans	$183,346	$3,467	$10,248	$13,715	$197,061
Total outstanding commitments	$370,031	$4,923	$11,576	$16,499	$386,530

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2011, $2.6 billion of GNMA loans 90 days or more past due and $2.0 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $1.1 billion at December 31, 2010, respectively.

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144
December 31, 2010
Commercial	$596	$1,631	$59	$80
Commercial real estate	1,308	2,659	118	17
Residential mortgages	2,440	2,877	334	–
Credit card	452	452	218	–
Other retail	152	189	32	–
Total	$4,948	$7,808	$761	$97

(a)	Substantially all loans classified as impaired at December 31, 2011 and 2010, had an associated allowance for credit losses. The total amount of interest income recognized during 2011 on loans classified as impaired at December 31, 2011, excluding those acquired with deteriorated credit quality, was $358 million, compared to what would have been recognized at the original contractual terms of the loans of $523 million.

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the year ended December 31, 2011, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704	(a)
Credit card	55,951	322	321
Other retail	4,028	73	72	(b)
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356	(c)(d)
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

(a)	Residential mortgage and home equity and second mortgage TDRs include trial period arrangements offered to customers during the period and the post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. At December 31, 2011, 451 loans with outstanding balances of $75 million were in a trial period and have an estimated post-modification balance of $88 million assuming permanent modification occurs at the end of the trial period.
(b)	At December 31, 2011, 53 home equity and second mortgage loans with outstanding balances of $3 million were in a trial period and have an estimated post-modification balance of $5 million assuming permanent modification occurs at the end of the trial period.
(c)	At December 31, 2011, 1,591 loans with outstanding balances of $207 million were in a trial period and have an estimated post-modification balance of $232 million assuming permanent modification occurs at the end of the trial period.
(d)	Post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs.

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) during 2011 that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	8,046	43
Other retail	529	8
Total loans, excluding GNMA and covered loans	9,927	271
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	10,795	$421

Covered assets represent loans and other assets acquired from the FDIC, subject to loss sharing agreements, and include expected reimbursements from the FDIC. The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans, and other assets as shown in the following table:

	2011				2010
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$68	$137	$–	$205	$70	$260	$–	$330
Commercial real estate loans	1,956	4,037	–	5,993	2,254	5,952	–	8,206
Residential mortgage loans	3,830	1,360	–	5,190	3,819	1,620	–	5,439
Credit card loans	–	6	–	6	–	5	–	5
Other retail loans	–	867	–	867	–	925	–	925
Losses reimbursable by the FDIC	–	–	2,526	2,526	–	–	3,137	3,137
Covered loans	5,854	6,407	2,526	14,787	6,143	8,762	3,137	18,042
Foreclosed real estate	–	–	274	274	–	–	453	453
Total covered assets	$5,854	$6,407	$2,800	$15,061	$6,143	$8,762	$3,590	$18,495

At December 31, 2011, $.2 billion of the purchased impaired loans included in covered loans were classified as nonperforming assets, compared with $.5 billion at December 31, 2010, because the expected cash flows are primarily based on the liquidation of underlying collateral and the timing and amount of the cash flows could not be reasonably estimated. Interest income is recognized on other purchased impaired loans through accretion of the difference between the carrying amount of those loans and their expected cash flows. The initial determination of the fair value of the purchased loans includes the impact of expected credit losses and, therefore, no allowance for credit losses is recorded at the purchase date. To the extent credit deterioration occurs after the date of acquisition, the Company records an allowance for credit losses.

The Company has an equity interest in a joint venture that is accounted for utilizing the equity method. The principal activities of this entity are to lend to entities that develop land, and construct and sell residential homes. The Company provides a warehousing line to this joint venture. Warehousing advances to this joint venture are repaid when the sale of loans is completed or the real estate is permanently refinanced by others. At December 31, 2011 and 2010, the Company had $716 million and $825 million, respectively, of outstanding advances to this joint venture. These advances are included in commercial real estate loans.

Net gains on the sale of loans of $546 million, $574 million and $710 million for the years ended December 31, 2011, 2010 and 2009, respectively, were included in noninterest income, primarily in mortgage banking revenue.